REVENUE - Summary of accounts receivable and contract liabilities (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021	Jan. 01, 2021
Revenue from Contract with Customer [Abstract]
Accounts receivable	$ 327,200	$ 223,275	$ 53,000
Contract liabilities	$ 178,750	$ 173,050	$ 35,776